SHARE-BASED COMPENSATION SHARE-BASED COMPENSATION (Stock options issued and outstanding and exercisable) (Details)	12 Months Ended
	Jan. 02, 2022 shares $ / shares	Jan. 03, 2021 shares	Dec. 29, 2019 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options exercisable, number (in shares)		1,304,338
CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	1,236,000	1,463,000	1,550,000
Options exercisable, number (in shares)	1,235,845
CAD | Exercise Price Range One [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 30.46
Options issued and outstanding, number (in shares)	43,000
Weighted average remaining contractual life of outstanding share options	0 years
Options exercisable, number (in shares)	43,000
CAD | Exercise Price Range Two [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 33.01
Options issued and outstanding, number (in shares)	463,000
Weighted average remaining contractual life of outstanding share options	2 years
Options exercisable, number (in shares)	463,000
CAD | Exercise Price Range Three [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 38.01
Options issued and outstanding, number (in shares)	447,000
Weighted average remaining contractual life of outstanding share options	1 year
Options exercisable, number (in shares)	447,000
CAD | Exercise Price Range Four [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 42.27
Options issued and outstanding, number (in shares)	283,000
Weighted average remaining contractual life of outstanding share options	4 years
Options exercisable, number (in shares)	283,000
CAD | CAD Total
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	1,236,000
Options exercisable, number (in shares)	1,236,000
CAD | US Total
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	3,224,000
Options exercisable, number (in shares)	1,670,000
USD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	1,988,000	2,056,000	669,000
Options exercisable, number (in shares)	433,962	334,448
USD | Exercise Price Range One [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 20.77
Options issued and outstanding, number (in shares)	537,000
Weighted average remaining contractual life of outstanding share options	6 years
Options exercisable, number (in shares)	0
USD | Exercise Price Range Two [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 29.01
Options issued and outstanding, number (in shares)	601,000
Weighted average remaining contractual life of outstanding share options	3 years
Options exercisable, number (in shares)	434,000
USD | Exercise Price Range Three [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 30.00
Options issued and outstanding, number (in shares)	850,000
Weighted average remaining contractual life of outstanding share options	6 years
Options exercisable, number (in shares)	0